Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 1,375	$ 1,375	$ 1,947
Gross unrealized gains	574	461	390
Gross unrealized losses	72	84	173
Fair value	1,877	1,752	2,164
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,375	1,375	1,947
Gross unrealized gains	574	461	390
Gross unrealized losses	72	84	173
Fair value	$ 1,877	$ 1,752	$ 2,164